Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2005 Portfolio

September 30, 2020

VIPIFF2005-QTLY-1120
1.822891.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	13,668	$606,445
VIP Equity-Income Portfolio Investor Class (a)	30,655	637,631
VIP Growth & Income Portfolio Investor Class (a)	37,776	727,945
VIP Growth Portfolio Investor Class (a)	6,752	620,566
VIP Mid Cap Portfolio Investor Class (a)	5,575	176,948
VIP Value Portfolio Investor Class (a)	36,388	467,949
VIP Value Strategies Portfolio Investor Class (a)	21,688	229,025
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,624,133)		3,466,509

International Equity Funds - 15.3%
VIP Emerging Markets Portfolio Investor Class (a)	243,853	2,926,238
VIP Overseas Portfolio Investor Class (a)	98,776	2,339,998
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,084,629)		5,266,236

Bond Funds - 54.4%
Fidelity Inflation-Protected Bond Index Fund (a)	346,354	3,802,968
Fidelity Long-Term Treasury Bond Index Fund (a)	46,530	784,967
VIP High Income Portfolio Investor Class (a)	131,608	688,310
VIP Investment Grade Bond Portfolio Investor Class (a)	957,718	13,446,359
TOTAL BOND FUNDS
(Cost $16,885,447)		18,722,604

Short-Term Funds - 20.2%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $6,950,934)	6,950,934	6,950,934
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,545,143)		34,406,283
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$34,406,283

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,620,339	$1,015,582	$1,134,228	$8,043	$3,520	$297,755	$3,802,968
Fidelity Long-Term Treasury Bond Index Fund	840,932	308,159	518,912	12,491	57,694	97,094	784,967
VIP Contrafund Portfolio Investor Class	598,859	397,602	496,002	3,666	33,986	72,000	606,445
VIP Emerging Markets Portfolio Investor Class	2,269,303	1,742,142	1,032,895	207,639	(27,695)	(24,617)	2,926,238
VIP Equity-Income Portfolio Investor Class	632,866	495,751	417,385	30,064	(20,914)	(52,687)	637,631
VIP Government Money Market Portfolio Investor Class 0.01%	6,813,331	3,141,896	3,004,293	21,840	--	--	6,950,934
VIP Growth & Income Portfolio Investor Class	721,220	564,051	464,462	38,420	15,579	(108,443)	727,945
VIP Growth Portfolio Investor Class	612,148	437,560	517,562	55,719	90,426	(2,006)	620,566
VIP High Income Portfolio Investor Class	667,160	243,527	197,846	5,211	(9,771)	(14,760)	688,310
VIP Investment Grade Bond Portfolio Investor Class	12,873,547	3,790,342	4,040,158	59,279	(28,327)	850,955	13,446,359
VIP Mid Cap Portfolio Investor Class	175,686	114,890	114,327	277	(4,976)	5,675	176,948
VIP Overseas Portfolio Investor Class	2,797,249	1,201,461	1,647,855	12,636	(35,134)	24,277	2,339,998
VIP Value Portfolio Investor Class	464,741	363,482	284,062	19,168	(11,108)	(65,104)	467,949
VIP Value Strategies Portfolio Investor Class	227,569	178,460	137,347	12,376	(8,283)	(31,374)	229,025
Total	$33,314,950	$13,994,905	$14,007,334	$486,829	$54,997	$1,048,765	$34,406,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.